United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___12/31/2010___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	11460 Tomahawk Creek Parkway
		Suite 410
		Leawood, KS  66211

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Barbara Roszel
Title:	Chief Compliance Officer
Phone:	913-428-3222

Signature, Place, and Date of Signing:


Barbara Roszel	Leawood, KS 		__12/31/10____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     3692   119937 SH       SOLE                   119937
Aflac Inc                      COM              001055102     6860   121565 SH       SOLE                   121565
Altera Corp.                   COM              021441100     2741    77051 SH       SOLE                    77051
Amphenol Corp CL A             COM              032095101     2579    48862 SH       SOLE                    48862
Best Buy Inc                   COM              086516101     4048   118047 SH       SOLE                   118047
Blackboard Inc                 COM              091935502     3433    83117 SH       SOLE                    83117
CGI Group Inc CL A             COM              39945c109     4303   249294 SH       SOLE                   249294
Canadian National Railway Co   COM              136375102     5867    88270 SH       SOLE                    88270
Cerner Corp                    COM              156782104     7755    81855 SH       SOLE                    81855
Check Point Software Tech      COM              M22465104     6370   137705 SH       SOLE                   137705
Cognizant Tech Solutions-A     COM              192446102     9201   125544 SH       SOLE                   125544
Dolby Laboratories Inc         COM              25659T107     2381    35696 SH       SOLE                    35696
EMC Corp                       COM              268648102     5735   250448 SH       SOLE                   250448
Express Scripts Inc            COM              302182100     8846   163661 SH       SOLE                   163661
F5 Networks Inc                COM              315616102     5018    38553 SH       SOLE                    38553
Flir Systems Inc               COM              302445101     5644   189713 SH       SOLE                   189713
Google Inc CL A                COM              38259P508     7252    12210 SH       SOLE                    12210
Intuit Inc                     COM              461202103     4422    89700 SH       SOLE                    89700
Intuitive Surgical Inc         COM              46120e602     2717    10542 SH       SOLE                    10542
Jacobs Engineering Group Inc   COM              469814107     4334    94534 SH       SOLE                    94534
Juniper Networks Inc           COM              48203r104     4119   111575 SH       SOLE                   111575
Kirby Corp.                    COM              497266106     4870   110548 SH       SOLE                   110548
Lincoln Electric Holdings      COM              533900106     2606    39925 SH       SOLE                    39925
Mettler-Toledo International I COM              592688105     4000    26450 SH       SOLE                    26450
Micros Systems Inc             COM              594901100     4767   108677 SH       SOLE                   108677
Novo-Nordisk Spons ADR         COM              670100205     8866    78764 SH       SOLE                    78764
Oceaneering Intl Inc           COM              675232102     4595    62402 SH       SOLE                    62402
Panera Bread Company CL A      COM              69840w108     2785    27520 SH       SOLE                    27520
Petsmart, Inc.                 COM              716768106     5615   141001 SH       SOLE                   141001
Ross Stores Inc                COM              778296103     4358    68903 SH       SOLE                    68903
Sabine Royalty Trust           COM              785688102      235     3950 SH       SOLE                     3950
Stericycle Inc                 COM              858912108     3741    46231 SH       SOLE                    46231
Teva Pharm Ind-SP ADR          COM              881624209     5620   107810 SH       SOLE                   107810
Toronto-Dominion Bank          COM              891160509     3248    43709 SH       SOLE                    43709
Tractor Supply                 COM              892356106    11535   237884 SH       SOLE                   237884
Visa Inc - Class A Shares      COM              92826c839     3519    50007 SH       SOLE                    50007